Risk management policy - Loans to customers with allowance for impairment losses based on lifetime ECL modified (Details) - KZT (₸) ₸ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [abstract]
Gross carrying amount of loans to customers that are impaired after modification but not NPL as at 1 January	₸ 27,899	₸ 12,021
Gross carrying amount of modified loans to customers within period	109,386	54,035
Loans to customers transferred to non impaired category (cured loans)	(42,268)	(21,043)
Loans to customers transferred to NPL	(17,435)	(12,789)
Repaid loans to customers	(9,553)	(4,325)
Gross carrying amount of loans to customers that are impaired after modification but not NPL as at 31 December	₸ 68,029	₸ 27,899